Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0001013611
Registrant Name	JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP
Registration File Number	333-280318
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES